As filed with the U.S. Securities and Exchange Commission on May 28, 2020

                            File Nos. 333-179904 and 811-22649

 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 569	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 569	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On June 26, 2020, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

 If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 569 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 26, 2020, the effectiveness of the registration statement for the iShares Commodity Multi-Strategy ETF (the “Fund”), filed in Post-Effective Amendment No. 448 on December 3, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
464	February 15, 2019	March 15, 2019
472	March 14, 2019	April 5, 2019
475	April 4, 2019	May 3, 2019
482	May 2, 2019	May 31, 2019
488	May 30, 2019	June 28, 2019
496	June 27, 2019	July 26, 2019
503	July 25, 2019	August 23, 2019
510	August 22, 2019	September 20, 2019
517	September 19, 2019	October 18, 2019
525	October 17, 2019	November 15, 2019
533	November 14, 2019	December 13, 2019
543	December 12, 2019	January 10, 2020
548	January 9, 2020	February 7, 2020
552	February 6, 2020	March 6, 2020
557	March 5, 2020	April 3, 2020
561	April 2, 2020	May 1, 2020
565	April 30, 2020	May 29, 2020

This Post-Effective Amendment No. 569 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 448.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 569 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 28th day of May, 2020.

iShares U.S. ETF Trust

By:
Armando Senra*
President

Date: May 28, 2020

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 569 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: May 28, 2020

John E. Martinez*
Trustee

Date: May 28, 2020

Cecilia H. Herbert*
Trustee

Date: May 28, 2020

John E. Kerrigan*
Trustee

Date: May 28, 2020

Robert S. Kapito*
Trustee

Date: May 28, 2020

Madhav V. Rajan*
Trustee

Date: May 28, 2020

Jane D. Carlin*
Trustee

Date: May 28, 2020

Drew E. Lawton*
Trustee

Date: May 28, 2020

Richard L. Fagnani*
Trustee

Date: May 28, 2020

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: May 28, 2020

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: May 28, 2020

*

Powers of Attorney, each dated January 1, 2020, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No.554, filed February 25, 2020.